Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Operating activities:
Net (loss) income for the period		$ (1,486)	$ 1,081	$ (3,514)	$ 854
Interest paid				(68)	(45)
Income tax refunded (paid)				4	(11)
Adjustments for:
Depreciation of property and equipment				562	237
Amortization of intangible assets		88	115	212	272
Depreciation of right of use assets		81	109	253	271	$ 333
Share-based compensation expense		74	64	146	305
Gain on derecognition of right of use assets		(8)		(35)
Financing costs				71	60
Unrealized gain on foreign currency translation				(349)	(67)
Changes in working capital:
Amounts receivable				2,826	(1,025)
Unbilled revenue and prepaid expenses				2,119	(2,315)
Accounts payable and accrued liabilities				(2,149)	440
Unearned revenue				(278)	49
Cash flows used in operating activities				(200)	(975)
Investing activities:
Purchase of property and equipment				(282)	(1,473)
Additions to intangible assets				(115)	(201)
Cash flows used in investing activities				(397)	(1,674)
Financing activities:
Proceeds from private placement	$ 20,653			29,345	2,445
Issuance costs				(2,688)	(126)
Exercise of warrants				1,777	256
Cash paid for settlement of share-based awards				(1,780)
Payment of lease obligations				(253)	(316)
Repayment of bank loan				(28)	(31)
Repayment of loan payable				(71)
Repayment of government loans				(99)	(88)
Cash flows provided by financing activities				26,203	2,140
Effect of foreign exchange on cash				255	14
Increase (decrease) in cash				25,861	(495)
Cash, beginning of period				445	677	677
Cash, end of period	$ 26,306	$ 26,306	$ 182	$ 26,306	$ 182	$ 445